Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Contractual Obligations, Including Capital Expenditures and Future Minimum Lease Payments Under Non-Cancelable Operating Lease Arrangements and Purchase Commitments

The contractual obligations of the Company, including purchase commitments under non-cancelable arrangements as of December 31, 2016, are summarized below. The Company does not participate in, or secure financing for, any unconsolidated limited purpose entities.

	Payments due by period
	Total	2017	2018	2019
Contractual Obligations
Capital commitments	6,834	4,311	1,047	1,476

Total	$6,834	$4,311	$1,047	$1,476